Derivative Financial Instruments and Off-balance sheet Financial Instruments - Volume and fair value positions of derivative instruments (Details)	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($) contract
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 908,000,000	$ 10,000,000
Total liability derivatives, Notional amount	2,240,000,000	2,375,000,000
Total derivatives, Notional amount	$ 3,148,000,000	$ 2,385,000,000
Total asset derivatives, Number of contracts | contract	3,189	3,484
Total liability derivatives, Number of contracts | contract	2,737	3,108
Total derivatives, Number of contracts | contract	5,926	6,592
Net amount on balance sheet	$ 185,000,000	$ 124,000,000
Net amount on balance sheet	(630,000,000)	(482,000,000)
Total derivatives, Fair value, net	(445,000,000)	(358,000,000)
Asset derivatives, Gross asset	189,000,000	124,000,000
Liability derivatives, gross asset	1,000,000	10,000,000
Asset derivatives, gross liability	(4,000,000)	0
Liability derivatives, Gross liability	(631,000,000)	(492,000,000)
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 905,000,000	$ 8,000,000
Total asset derivatives, Number of contracts | contract	3,189	3,484
Net amount on balance sheet	$ 185,000,000	$ 124,000,000
Asset derivatives, Gross asset	189,000,000	124,000,000
Asset derivatives, gross liability	(4,000,000)	0
Other | Derivatives designated as accounting hedging instruments | Other assets
Derivatives, Fair Value
Total asset derivatives, Notional amount	3,000,000	2,000,000
Net amount on balance sheet	0	0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	0
Interest rate cap agreements | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	13,000,000
Net amount on balance sheet	0
Asset derivatives, Gross asset	0
Asset derivatives, gross liability	0
Interest rate cap agreements | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	19,000,000	34,000,000
Net amount on balance sheet	0	0
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ 0	$ 0
Futures | Derivatives not designated as accounting hedging instruments | Other assets
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	312	476
Net amount on balance sheet	$ 0	$ 0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	$ 0	$ 0
Futures | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Number of contracts | contract	25	263
Net amount on balance sheet	$ 0	$ 0
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ 0	$ 0
Options | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	2,831	2,981
Net amount on balance sheet	$ 184,000,000	$ 124,000,000
Asset derivatives, Gross asset	184,000,000	124,000,000
Asset derivatives, gross liability	$ 0	$ 0
Options | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Number of contracts | contract	2,712	2,844
Net amount on balance sheet	$ (110,000,000)	$ (60,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ (110,000,000)	$ (60,000,000)
Futures | Derivatives not designated as accounting hedging instruments | Other assets
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	46	27
Net amount on balance sheet	$ 0	$ 0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	0	$ 0
Futures | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Number of contracts | contract		1
Net amount on balance sheet		$ 0
Liability derivatives, gross asset		0
Total return swaps - fixed income | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount		7,000,000
Net amount on balance sheet		0
Asset derivatives, Gross asset		0
Asset derivatives, gross liability		0
Total return swaps - fixed income | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount		10,000,000
Net amount on balance sheet		0
Liability derivatives, gross asset		0
Liability derivatives, Gross liability		0
Total return swaps - equity index | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	8,000,000
Net amount on balance sheet	1,000,000
Asset derivatives, Gross asset	1,000,000
Asset derivatives, gross liability	0
Total return swaps - equity index | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount		14,000,000
Net amount on balance sheet		1,000,000
Liability derivatives, gross asset		1,000,000
Liability derivatives, Gross liability		0
Foreign currency forwards | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	113,000,000
Net amount on balance sheet	1,000,000
Asset derivatives, Gross asset	4,000,000
Asset derivatives, gross liability	(3,000,000)
Foreign currency forwards | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	117,000,000	242,000,000
Net amount on balance sheet	(4,000,000)	6,000,000
Liability derivatives, gross asset	1,000,000	9,000,000
Liability derivatives, Gross liability	(5,000,000)	(3,000,000)
Embedded derivative financial instruments | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	750,000,000
Net amount on balance sheet	0
Asset derivatives, Gross asset	0
Asset derivatives, gross liability	0
Guaranteed accumulation benefits | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	128,000,000	161,000,000
Net amount on balance sheet	(18,000,000)	(18,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(18,000,000)	(18,000,000)
Guaranteed withdrawal benefits | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	190,000,000	205,000,000
Net amount on balance sheet	(15,000,000)	(14,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(15,000,000)	(14,000,000)
Equity-indexed and forward starting options in life and annuity product contracts | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	1,785,000,000	1,678,000,000
Net amount on balance sheet	(483,000,000)	(395,000,000)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(483,000,000)	(395,000,000)
Credit default swaps - buying protection | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	17,000,000	1,000,000
Net amount on balance sheet	(1,000,000)	0
Asset derivatives, Gross asset	0	0
Asset derivatives, gross liability	(1,000,000)	0
Credit default swaps - buying protection | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount		26,000,000
Net amount on balance sheet		(2,000,000)
Liability derivatives, gross asset		0
Liability derivatives, Gross liability		(2,000,000)
Credit default swaps - selling protection | Derivatives not designated as accounting hedging instruments | Other investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	4,000,000
Net amount on balance sheet	0
Asset derivatives, Gross asset	0
Asset derivatives, gross liability	0
Credit default swaps - selling protection | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	1,000,000	5,000,000
Net amount on balance sheet	0	0
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ 0	$ 0